Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 6,296	$ 863	¥ 9,564
Restricted cash	4,044	554	6,429
Accounts and notes receivable, net	12,756	1,748	28,891
Prepayment and other current assets, net	14,951	2,048	15,986
Total current assets	38,047	5,213	61,995
Non-current assets:
Property, equipment and software, net
Operating lease right-of-use assets			5,706
Long-term investments	6,096	835	5,564
Goodwill			45,561
Other non-current assets			522
Total non-current assets	6,096	835	57,353
Total assets	44,143	6,048	119,348
Current liabilities:
Accounts payable	13,875	1,901	10,406
Advance from customers	8,874	1,216	4,166
Salary and welfare benefits payable	5,512	755	17,030
Short-term borrowings	31,734	4,348	15,687
Other taxes payable	7,868	1,078	12,203
Current portion of deferred revenue	798	109	1,216
Short-term operating lease liabilities	3,378	463	4,090
Other current liabilities	20,067	2,750	20,466
Total current liabilities	103,032	14,115	86,764
Long-term borrowings	10,000	1,370	3,000
Non-current portion of deferred revenue			49
Long-term operating lease liabilities	3,362	461	6,099
Warrant liability	68,556	9,392	3,952
Other non-current liabilities
Total non-current liabilities	81,918	11,223	13,100
Total liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary. See Note 1)	184,950	25,338	99,864
Commitments and contingencies
Shareholders’ equity:
Treasury stock (14,907,047 treasury stock as of December 31, 2023; 12,765,549 treasury stock as of December 31, 2024)	(34,526)	(4,730)	(45,886)
Additional paid-in capital	1,323,281	181,289	1,306,496
Accumulated deficit	(1,421,097)	(194,690)	(1,233,106)
Accumulated other comprehensive loss	(8,980)	(1,230)	(8,291)
Total TokenCat Limited shareholders’ equity	(140,807)	(19,290)	19,484
Non-controlling interests
Total shareholders’ equity	(140,807)	(19,290)	19,484
TOTAL LIABILITIES AND EQUITY	44,143	6,048	119,348
Related Party
Current assets:
Prepayment to related parties			1,125
Current liabilities:
Payables due to related parties	10,926	1,497	1,500
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares value	480	66	236
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares value	¥ 35	$ 5	¥ 35